Lease liabilities - (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities
Summary of lease liabilities

Figures in million - SA rand	Notes	2020	2019	2018
Balance at beginning of the year		382.8	-	-
Impact of adopting IFRS 16 on 1 January 2019		-	302.0	-
New leases and modifications		65.8	51.5	-
Lease liabilities on acquisition of subsidiaries	16.1	-	133.3	-
Repayment of lease liabilities		(147.7)	(131.7)	-
Interest charge	5.2	33.9	33.9	-
Re-classification and other		(8.8)	(5.7)	-
Foreign currency translation		0.8	(0.5)	-
Balance at end of the year		326.8	382.8	-
Current portion of lease liabilities		(103.6)	(110.0)	-
Non-current lease liabilities		223.2	272.8	-

Schedule of lease costs

Figures in million - SA rand	2020	2019
Short-term leases	17.1	8.6
Leases of low value assets	83.2	34.4
Variable lease payments	10.8	6.5
Total	111.1	49.5

Schedule of lease maturities

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows - 2020	391.0	131.0	244.6	15.4
Contractual undiscounted cash flows - 2019	474.9	140.0	297.8	37.1